Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 106,000	$ 500,000	$ 266,000
Accounts receivable, current, net	1,237,000	1,420,000	1,088,000
Unbilled revenue	47,000	113,000	80,000
Deferred transaction costs	1,871,000	1,865,000	181,000
Prepaid expenses and other current assets	259,000	219,000	176,000
Total current assets	3,520,000	4,117,000	1,791,000
Property and equipment, net	274,000	348,000	416,000
Intangible assets, net	192,000	187,000	113,000
Accounts receivable, net		4,000	22,000
Deferred tax asset	10,000	10,000
Operating lease right-of-use assets	775,000	870,000	1,005,000
Other assets	12,000	5,000	1,600
Total Assets	4,783,000	5,541,000	3,349,000
Current liabilities:
Accounts payable	8,517,000	6,537,000	1,166,000
Accrued expenses and other current liabilities	4,112,000	3,693,000	1,969,000
Deferred revenue		54,000	21,000
Convertible notes payable, at fair value, current	9,480,000	8,986,000
Convertible notes payable, current	455,000	255,000
Related party convertible notes payable, at fair value, current	7,530,000
Related party loan payable, current	700,000	700,000
Promissory note - related party			191,000
Operating lease liability, current	82,000	74,000	87,000
Total current liabilities	30,876,000	20,299,000	3,434,000
Notes payable			2,261,000
Related party convertible notes payable, at fair value		6,524,000	3,764,000
Convertible notes payable	180,000	200,000
Warrant liability	850,000	945,000	430,000
Cumulative mandatorily redeemable common and preferred stock liability	1,034,000	1,000,000	948,000
Operating lease liability	783,000	878,000	979,000
Total Liabilities	33,723,000	29,846,000	11,816,000
Commitments and Contingencies (Note 7)
Stockholders’ deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	7,865,000	7,865,000	7,865,000
Common stock value	2,000	2,000	2,000
Treasury stock, at cost (667,000 and 667,000 as of September 30,2025 and December 31, 2024, respectively)	(2,903,000)	(2,903,000)
Additional paid-in capital	5,268,000	4,698,000	2,307,000
Accumulated deficit	(39,430,000)	(34,217,000)	(18,834,000)
Accumulated other comprehensive income	258,000	250,000	193,000
Total Shareholders’ Deficit	(28,940,000)	(24,305,000)	(8,467,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	4,783,000	5,541,000	3,349,000
CSLM Acquisition Corp [Member]
Current assets:
Cash	9,284	83,227	138,283
Prepaid expenses	21,484	6,670	15,848
Other receivable
Marketable securities held in trust account	12,289,337	16,053,202	51,976,918
Total current assets	12,352,651	16,174,948	52,162,898
Total Assets	12,352,651	16,174,948	52,162,898
Current liabilities:
Accounts payable	351,472	330,180	132,349
Accrued expenses	1,941,000	968,615	471,830
Forward purchase agreement prepayment payable	11,005,073
Forward purchase agreement liability	18,842,073
Share redemptions payable	1,222,631
Accrued interest - related party	242,207	129,630	28,288
Promissory note - related party	3,665,000	2,750,000	1,230,000
Deferred underwriting commissions	6,641,250	6,641,250	6,641,250
Total current liabilities	43,910,706	10,819,675	8,503,717
Total Liabilities	43,910,706	10,819,675	8,503,717
Commitments and Contingencies (Note 7)
Stockholders’ deficit:
Share subscription receivable	(11,005,073)
Additional paid-in capital	1,262,193
Accumulated deficit	(32,882,355)	(10,698,403)	(8,318,211)
Total Shareholders’ Deficit	(42,624,761)	(10,697,929)	(8,317,737)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	12,352,651	16,174,948	52,162,898
CSLM Acquisition Corp [Member] | Related Party [Member]
Current assets:
Other receivable	32,546	31,849	31,849
Restated [Member]
Current assets:
Cash and cash equivalents		500,000
Accounts receivable, current, net		1,427,000
Unbilled revenue		113,000
Deferred transaction costs		1,865,000
Prepaid expenses and other current assets		219,000
Total current assets		4,124,000
Property and equipment, net		348,000
Intangible assets, net		187,000
Accounts receivable, net		4,000
Deferred tax asset		10,000
Operating lease right-of-use assets		870,000
Other assets		5,000
Total Assets		5,548,000
Current liabilities:
Accounts payable		6,537,000
Accrued expenses and other current liabilities		3,700,000
Deferred revenue		54,000
Convertible notes payable, at fair value, current		8,986,000
Convertible notes payable, current		255,000
Related party convertible notes payable, at fair value, current
Related party loan payable, current		700,000
Operating lease liability, current		74,000
Total current liabilities		20,306,000
Related party convertible notes payable, at fair value		6,524,000
Convertible notes payable		200,000
Warrant liability		945,000
Cumulative mandatorily redeemable common and preferred stock liability		1,000,000
Operating lease liability		878,000
Total Liabilities		29,853,000
Commitments and Contingencies (Note 7)
Stockholders’ deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding		7,865,000
Common stock value		2,000
Treasury stock, at cost (667,000 and 667,000 as of September 30,2025 and December 31, 2024, respectively)		(2,903,000)
Additional paid-in capital		4,698,000
Accumulated deficit		(34,217,000)
Accumulated other comprehensive income		250,000
Total Shareholders’ Deficit		(24,305,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit		5,548,000
Common Class A [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 901,955 and 1,372,687 shares subject to redemption as of September 30, 2025 and December 31, 2024, respectively
Common Class A [Member] | CSLM Acquisition Corp [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized, 901,955 and 1,372,687 shares subject to redemption as of September 30, 2025 and December 31, 2024, respectively	11,066,706	16,053,202	51,976,918
Stockholders’ deficit:
Common stock value	474	474	474
Series C-1 Preferred Stock [Member] | CSLM Acquisition Corp [Member]
Stockholders’ deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Common Class B [Member] | CSLM Acquisition Corp [Member]
Stockholders’ deficit:
Common stock value	$ 0	$ 0	$ 0